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                            MEYERS INVESTMENT TRUST


September 30, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re: Meyers Investment Trust (the "Trust")
    Securities Act of 1933 Registration File No. 333-02111 and
    Investment Company Act of 1940 File No. 811-7581
    Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As a assistant secretary of the Trust, I hereby certify that the Trust's definitive Prospectus and Statement of Additional Information, each dated September 29, 1997, which would have been filed by the Trust pursuant to Rule 497(c), would not have differed from that contained in the Trust's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on September 25, 1997.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8305.


Sincerely,

/s/ Matthew Constancio

Matthew Constancio
Assistant Secretary
Meyers Investment Trust


cc:  Ms. Beth Kramer, Esq.     Mayer, Brown & Platt
     Mr. Philip McKinley       Meyers Capital Management, LLC